SHORT-TERM AND LONG-TERM DEBTS AND LOANS FROM SINOPEC GROUP COMPANY AND FELLOW SUBSIDIARIES - Short-term debts (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about short-term debts and loans [line items]
Short-term debts	¥ 23,769	¥ 40,521
Loans from Sinopec Group Company and fellow subsidiaries	5,264	43,289
Total short-term debts	¥ 29,033	¥ 83,810
Weighted interest rates on short-term loans	2.53%	3.11%
Third parties
Disclosure of detailed information about short-term debts and loans [line items]
Short-term bank loans	¥ 16,111	¥ 25,709
Short-term other loans	3	22
Current portion of long-term bank loans	4,637	1,790
Current portion of long-term corporate bonds		13,000
Current portion of long-term debts	4,637	14,790
Corporate bonds (i)	3,018
Sinopec Group Company and fellow subsidiaries
Disclosure of detailed information about short-term debts and loans [line items]
Current portion of long-term debts	622	37,824
Loans from Sinopec Group Company and fellow subsidiaries	5,264	43,289
Total short-term debts	4,642	5,465
RMB denominated | Third parties
Disclosure of detailed information about short-term debts and loans [line items]
Short-term bank loans	16,111	25,619
Short-term other loans	3	22
Current portion of long-term bank loans	4,613	1,765
Current portion of long-term corporate bonds		13,000
Corporate bonds (i)	3,018
RMB denominated | Sinopec Group Company and fellow subsidiaries
Disclosure of detailed information about short-term debts and loans [line items]
Current portion of long-term debts	622	37,824
Total short-term debts	1,141	2,709
USD | Third parties
Disclosure of detailed information about short-term debts and loans [line items]
Short-term bank loans		90
Current portion of long-term bank loans	24	25
USD | Sinopec Group Company and fellow subsidiaries
Disclosure of detailed information about short-term debts and loans [line items]
Total short-term debts	3,298	2,236
HKD | Sinopec Group Company and fellow subsidiaries
Disclosure of detailed information about short-term debts and loans [line items]
Total short-term debts	31	495
EUR | Sinopec Group Company and fellow subsidiaries
Disclosure of detailed information about short-term debts and loans [line items]
Total short-term debts	¥ 172	¥ 25